Note 22 - Business Segments (Details) - Company's Reportable Segments (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Interest income - external customers	$ 22,983	$ 30,816	$ 39,541
Non-interest income - external customers	7,312	8,990	6,869
Intersegment interest income	0	0	0
Intersegment non-interest income	0	0	0
Interest expense	3,289	7,139	11,135
Non-interest expense	22,623	24,670	29,552
Income tax expense	(14,406)	132	0
Net income	26,670	5,321	(11,555)
Total assets	648,622	653,327	790,155
At or for the year ended December 31, 2011:
Gain on limited partnerships			6
External Customer [Member] | Consolidation, Eliminations [Member]
Segment Reporting Information [Line Items]
Non-interest income - external customers			0
External Customer [Member] | Home Federal Savings Bank [Member]
Segment Reporting Information [Line Items]
Non-interest income - external customers			6,863
External Customer [Member] | Other Segments [Member]
Segment Reporting Information [Line Items]
Non-interest income - external customers			0
External Customer [Member]
Segment Reporting Information [Line Items]
Non-interest income - external customers			6,863
Consolidation, Eliminations [Member]
Segment Reporting Information [Line Items]
Interest income - external customers	0	0	0
Non-interest income - external customers	0	0
Intersegment interest income	(1)	(4)	(4)
Intersegment non-interest income	(26,974)	(6,406)	10,333
Interest expense	(1)	(4)	(4)
Non-interest expense	(182)	(186)	(186)
Income tax expense	0	0
Net income	(26,792)	(6,220)	10,519
Total assets	(89,540)	(64,123)	(58,965)
At or for the year ended December 31, 2011:
Gain on limited partnerships			0
Home Federal Savings Bank [Member]
Segment Reporting Information [Line Items]
Interest income - external customers	22,983	30,816	39,541
Non-interest income - external customers	7,312	8,990
Intersegment interest income	0	0	0
Intersegment non-interest income	182	186	186
Interest expense	3,290	7,143	11,139
Non-interest expense	22,039	24,077	28,689
Income tax expense	(13,766)	0
Net income	26,795	6,228	(10,510)
Total assets	647,679	653,315	790,115
At or for the year ended December 31, 2011:
Gain on limited partnerships			6
Other Segments [Member]
Segment Reporting Information [Line Items]
Interest income - external customers	0	0	0
Non-interest income - external customers	0	0
Intersegment interest income	1	4	4
Intersegment non-interest income	26,792	6,220	(10,519)
Interest expense	0	0	0
Non-interest expense	766	779	1,049
Income tax expense	(640)	132
Net income	26,667	5,313	(11,564)
Total assets	90,483	64,135	59,005
At or for the year ended December 31, 2011:
Gain on limited partnerships			$ 0